GuidePath® Conservative Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.61%
	Exchange Traded Funds - 71.07%
202,575	iShares 1-3 Year Treasury Bond ETF	$17,143,922
83,418	iShares 3-7 Year Treasury Bond ETF (a)	10,489,814
99,008	iShares 7-10 Year Treasury Bond ETF (a)	10,912,662
179,031	iShares Broad USD Investment Grade Corporate Bond ETF	10,437,507
333,072	iShares Core Aggressive Allocation ETF	19,318,176
516,412	iShares Core Growth Allocation ETF (a)	24,705,150
51,262	iShares Core MSCI Emerging Markets ETF	2,755,845
73,175	iShares Core MSCI Europe ETF (a)	3,649,237
161,197	iShares Core S&P Small-Cap ETF (a)	13,516,368
154,132	iShares Edge MSCI Min Vol USA ETF	10,111,059
20,505	iShares iBoxx High Yield Corporate Bond ETF (a)	1,803,210
27,759	iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	3,180,071
59,562	iShares Long-Term Corporate Bond ETF	3,970,999
64,914	iShares MSCI Canada ETF (a)	1,940,280
105,625	iShares MSCI Switzerland ETF	4,292,600
131,226	Principal Active Income ETF	5,380,266
75,478	SPDR Bloomberg Barclays High Yield Bond ETF (a)	8,267,860
68,192	SPDR Bloomberg Barclays International Treasury Bond ETF (a)	1,964,612
31,858	SPDR Gold Shares (b)	4,552,508
145,398	SPDR Portfolio TIPS ETF (a)	4,151,113
24,991	SPDR S&P China ETF	2,565,326
359,910	Vanguard FTSE Developed Markets ETF (a)	15,857,635
205,058	Vanguard High Dividend Yield ETF (a)	19,215,985
113,694	Vanguard Long-Term Treasury ETF	9,467,299
605,140	Vanguard Mortgage-Backed Securities ETF	32,175,294
32,670	Vanguard Real Estate ETF (a)	3,031,449
76,291	Vanguard S&P 500 ETF	22,566,878
13,483	Vanguard Total Bond Market ETF	1,130,684
46,288	Vanguard Value ETF (a)	5,547,617
		274,101,426
	Mutual Funds - 27.54%
380,765	American Funds - Capital Income Builder - Class F3	24,102,406
1,420,990	American Funds - High-Income Trust - Class F3	14,323,584
443,507	American Funds - Mutual Fund - Class F3	19,292,553
1,035,893	American Funds - The Income Fund of America - Class F3	24,063,784
1,004,592	American Funds - U.S. Government Securities Fund - Class F3	13,873,411
1,769,887	Vanguard High-Yield Corporate Fund	10,548,529
		106,204,267
	Total Investment Companies (Cost $346,166,414)	380,305,693

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
505	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.55% (c)	505
	Total Short Term Investments (Cost $505)	505

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 13.59%
52,400,822	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.80% (c)	52,400,822
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $52,400,822)	52,400,822

	Total Investments (Cost $398,567,741) - 112.20%	432,707,020
	Liabilities in Excess of Other Assets - (12.20)%	(47,044,000)
	TOTAL NET ASSETS - 100.00%	$385,663,020

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2019.